Mining Rights - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		105 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Aug. 10, 2012	Aug. 28, 2012 Issuance of Equity	Jan. 31, 2013 Surface Rights Agreement	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Dec. 31, 2010 AuroTellurio Option Agreement	Jan. 31, 2013 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Aug. 28, 2012 AuroTellurio Option Agreement Issuance of Equity
Finite-Lived Intangible Assets [Line Items]
Mineral Rights											$ 91,250	$ 47,500
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property									80.00%		80.00%
Effective date							Jun. 17, 2011
Exploration term							12 months				4 years
Exploration term, extended period							2 years
Exploration expense							14,400
Cash Paid in Acquisition					40,000			30,000
Stock issued in acqusition, restricted shares of common stock								250,000					250,000
Deposits made to Mexivada in connection with signing binding offer letter agreement	30,000									20,000
Cash paid for acquisition of mining rights								10,000
Interest transferred by title deeds, % each							20.00%
First year funding requirement		750,000									750,000
Ownership interest vested on the first anniversary, %						20.00%		20.00%			20.00%
Issuance of common stock for acquisition of mining rights		$ 3,750	$ 17,500	$ 21,250				$ 17,500